Events After the Reporting Date	12 Months Ended
Jun. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events After the Reporting Date

Note 32 Events after the reporting date

Since the end of the financial year:

There have been no other matters or circumstances that have arisen since the end of the financial year which significantly affected or could significantly affect the operations of the Company, the results of those operations or the state of affairs of the Company in future financial years.